Business combination	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business combination
Note 3. Business combination
Acquisition of Digital Clues Carved Out Assets:
On November 11, 2021, the Company completed the acquisition of Digital Clues LTD. (“DC”) carved out assets (“DC Assets”), for a total consideration of $20,000 . The DC Assets provide the ability to view, collect, and analyze information from on-line open sources, and produce actionable intelligence. The asset acquisition meets the definition of a business.
The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$(890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$20,000

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is deductible for income tax purpose.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	US$ thousands	In years
Core technology	3,347	7
Customer relationship	177	10
Total identifiable intangible assets	$3,524
During the years ended December 31, 2023 , 2022 and 2021, the Company recorded amortization expenses of $496, $496 and $67, respectively.